UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      398,155
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ANNALY CAP MGMT INC           COM            035710409      528    30,000 SH       DEFINED                X      0    0
APPLE INC                     COM            037833100    1,703     6,000 SH       DEFINED                X      0    0
BRINKER INTL INC              COM            109641100    1,356    71,900 SH       DEFINED                X      0    0
DRYSHIPS INC                  NOTE 5%        262498AB4      133   140,000 PRN      DEFINED                X      0    0
FIRSTSERVICE CORP             SDCV 6.5%      33761NAA7      245   225,000 PRN      DEFINED                X      0    0
HEWLETT PACKARD CO            COM            428236103    1,271    30,200 SH       DEFINED                X      0    0
INTL PAPER CO                 COM            460146103      731    33,600 SH       DEFINED                X      0    0
INVESCO MORTGAGE CAPITAL      COM            46131B100      585    27,200 SH       DEFINED                X      0    0
ISHARES TR INDEX              RUSSELL1000GR  464287614      308     6,000 SH       DEFINED                X      0    0
MCGRAW-HILL COMPANIES INC     COM            580645109    1,223    37,000 SH       DEFINED                X      0    0
REGENCY CTRS CORP             COM            758849103      335     8,500 SH       DEFINED                X      0    0
SMART TECHNOLOGIES INC        CL A           83172R108      678    50,000 SH       DEFINED                X      0    0
VERISK ANALYTICS INC          CL A           923454106      770    27,500 SH       DEFINED                X      0    0
ALLIED NEVADA GOLD CORP       COM            019344100  129,199 4,751,700 SH       DEFINED    1           X      0    0
AMERICAN STS WTR CO           COM            02899101     1,091    30,500 SH       DEFINED    1           X      0    0
ANNALY CAPITAL MGMT INC       COM            035710409   25,758 1,463,500 SH       DEFINED    1           X      0    0
APPLE INC                     COM            037833100    8,229    29,000 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103   16,564   394,100 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO         COM            075887109   24,090   325,100 SH       DEFINED    1           X      0    0
BIOMED REALTY TRUST           COM            09063H107    6,272   350,000 SH       DEFINED    1           X      0    0
BRINKER INTL INC              COM            109641100    1,697    90,000 SH       DEFINED    1           X      0    0
BRINKS COMPANY                COM            109696104      621    27,000 SH       DEFINED    1           X      0    0
CENTURYLINK INC               COM            156700106      835    21,150 SH       DEFINED    1           X      0    0
DOMTAR CORP                   COM            257559203    4,415    65,900 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC        COM            38500T101    9,297 1,170,900 SH       DEFINED    1           X      0    0
HEWLETT PACKARD CO            COM            428236103    7,152   170,000 SH       DEFINED    1           X      0    0
INTEL CORP                    COM            458140100   24,449 1,273,400 SH       DEFINED    1           X      0    0
INTL PAPER CO                 COM            460146103    2,175   100,000 SH       DEFINED    1           X      0    0
INVESCO MORTGAGE CAPITAL INC  COM            46131B100    1,493    69,400 SH       DEFINED    1           X      0    0
LORRILARD INC                 COM            544147101    1,534    19,100 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC           COM            580645109   35,073 1,060,900 SH       DEFINED    1           X      0    0
MCKESSON CORP                 COM            58155Q103    3,460    56,000 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP         COM            655844108    1,077    18,100 SH       DEFINED    1           X      0    0
NORTHEAST UTILS               COM            664397106    1,091    36,900 SH       DEFINED    1           X      0    0
POWELL INDS INC               COM            739128106    1,011    32,500 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CORP         COM            742718109    1,877    31,300 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC             COM            760759100   54,734 1,795,138 SH       DEFINED    1           X      0    0
SCHOLASTIC CORP               COM            807066105      968    34,800 SH       DEFINED    1           X      0    0
SOUTHWESTERN ENERGY CO        COM            845467109    1,772    53,000 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO            CL A           891894107    2,720    55,300 SH       DEFINED    1           X      0    0
VERISK ANALYTICS INC          CL A           92345Y106    1,961    70,000 SH       DEFINED    1           X      0    0
WAL MART STORES INC           COM            931142103   13,335   249,150 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP         COM            976657106    1,029    17,800 SH       DEFINED    1           X      0    0
XCEL ENERGY INC               COM            98389B100      505    22,000 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC              COM            98956102     2,805    53,600 SH       DEFINED    1           X      0    0


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